DISTRIBUTIONS TO STAPLED UNITHOLDERS	12 Months Ended
Dec. 31, 2017
DISTRIBUTIONS TO STAPLED UNITHOLDERS
DISTRIBUTIONS TO STAPLED UNITHOLDERS

10. DISTRIBUTIONS TO STAPLED UNITHOLDERS

Total distributions declared to stapled unitholders in the year ended December 31, 2017 were $123.1 million (2016 — $114.3 million) or $2.61 per stapled unit (2016 — $2.43 per stapled unit). Distributions payable at December 31, 2017 of $10.6 million, representing the December 2017 distribution, were paid on January 16, 2018. The distribution declared in January 2018 in the amount of $10.6 million was paid on February 15, 2018 and the distribution declared in February 2018 of $10.5 million will be paid on March 15, 2018.